Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loss Per Share [Abstract]
Loss attributable to Company's owners	$ 12,998	$ 11,753	$ 5,313
The weighted average of the number of ordinary shares in issue (including pre-funded warrants)	13,599	1,765	922
Basic loss per share (dollar)	$ (0.96)	$ (6.66)	$ (5.76)